Cover Page Cover Page	Feb. 22, 2024
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock of Evolent Health, Inc., par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Registrant Name	Evolent Health, Inc.
City Area Code	571
Local Phone Number	389-6000
Entity File Number	001-37415
Entity Tax Identification Number	32-0454912
Entity Address, Address Line One	1812 N. Moore Street
Entity Address, Address Line Two	Suite 1705
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22209
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	EVH
Security Exchange Name	NYSE
Document Period End Date	Feb. 22, 2024
Entity Central Index Key	0001628908
Amendment Flag	false